Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Contract liabilities [abstract]
Summary of contract liabilities

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Non-current
Deferred revenue*	1,364	—	—
Total	1,364	—	—

Current
Deferred revenue*	61	—	—
Total	61	—	—

*Considering the specific facts and nature of the transaction, the Company has assessed that the said liability is no longer required. Since this change has no material impact on financial statements hence the previous year numbers have not been revised.